Notes to Unaudited Condensed Financial Statements	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note A. Business

Note A. Description of Business

Stoneleigh Realty Investors, LLLP (the "Company" or "SRI") was originally incorporated in the State of Florida on December 8, 2003 as USAS Digital, Inc. ("USAS Digital"), a wholly owned subsidiary of eCom eCom.com, Inc. ("eCom").  USAS Digital's core business was distribution of digital compression software products. The Company ceased pursing this line of business during March 2005. The Company currently has no operations.

Pursuant to SEC Staff Legal Bulletin No. 4, eCom decided to spin off the Company into an independent company in the belief that the independent company, with a distinct business, would be better able to obtain necessary funding and develop their business plans.

On June 4, 2004, the Board of Directors of eCom approved the spin-off of USAS Digital, Inc.

eCom spun off USAS Digital on June 4, 2004. The spin-off was subject to the effectiveness of the bankruptcy of eCom.  The stock dividend from eCom was one share of USAS Digital, Inc. for every 100 shares of eCom held.  This dividend had a shareholder of record date of May 27, 2005 and a payment date of June 2, 2005.

USAS Digital, Inc. changed its name to CRT Holdings, Inc. on November 30, 2005.  CRT Holdings, Inc. changed its name to SEI Holdings, Inc. ("SEI") on  October 10, 2007.

On March 28, 2008 the US Bankruptcy court issued a final order on the eCom bankruptcy case.  As a result of the emergence of SEI Holdings, Inc. (Prior SEI) from operating under Chapter 11 of the United States Bankruptcy Code (the Bankruptcy Code) on March 28, 2008 (the Effective Date), the Company is the successor registrant to Prior SEI pursuant to Rule 12g-3 under the Securities Exchange Act of 1934.

Effective September 1, 2011, pursuant to s. 620.2101(1), Florida Statute, SEI Holdings, Inc. elected to convert to a Florida limited partnership and change its name to Stoneleigh Realty Investors, LLLP.  In accordance with section 620.2104 of the Florida Revised Uniform Limited Partnership Act of 2005 an organization other than a limited partnership may convert to a limited partnership.  Also effective September 1, 2011 the fiscal year of the converted limited liability partnership will change from May 31 to December 31.  See the attached exhibit 3.3.

Stoneleigh Realty Investors, LLLP ("SRI") is a Florida master limited liability partnership organized to acquire and develop commercial property in select markets.  SRI intends to build a portfolio of income producing assets with a primary focus on current income and long term capital appreciation.  Net income from operating properties will be distributed thru quarterly dividends.  SRI will be managed by Stoneleigh Manager SRI, LLC, a Florida limited liability company, whose sole member/manager is Stoneleigh Companies, LLC ("SCos"), a Florida limited liability company.  SRI is registered with Standard and Poor's under CUSIP #86184C-100.

SRI is structured as a master limited liability partnership that will own majority membership interests in each of the property owning entities that will be acquired by the company. The General Partners of SRI are Stoneleigh Manager, SRI, LLC and LCR Holdings, Inc.

Note B. Summary of Significant Accounting Policies

Note B. Summary of Significant Accounting Policies

BASIS OF PRESENTATION, USE OF ESTIMATES

The Company maintains its accounts on the accrual basis of accounting. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DEVELOPMENT STAGE COMPANY

Based upon the Company's business plan, it is a development stage enterprise since planned principal activities have not yet commenced.  As a development stage enterprise, the Company discloses the deficit accumulated during the development stage commencement to the current  balance sheet date on the statements of operations, cash flows and statement of changes in shareholders' deficit.  The development stage began March 28, 2008, the date of bankruptcy effectiveness.

CASH

Cash consists of deposits in banks and other financial institutions having original maturities of less than ninety days.

REVENUE RECOGNITION

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable and collectability is assured.

STOCK-BASED COMPENSATION

The accounting for common stock issued for services is based on the estimated fair value of the common stock issued as of the grant date. Because there is no market for the Company's common stock and no operations, the Company recorded the issuance of common stock for services at Par Value, which approximated the value of services received.

GOODWILL

The Company recorded goodwill as a result of applying fresh start accounting on the date the Company emerged from Bankruptcy, see Note C. We review the carrying amount of goodwill for impairment on an annual basis. Additionally, we perform an impairment assessment of goodwill whenever events or changes in circumstances indicate that the carrying value of goodwill and other intangible assets may not be recoverable. During the period from March 28, 2008 (date of bankruptcy effectiveness) to May 31, 2008 it was determined that the carrying value of goodwill should be reduced as there were no cash flows to support the valuation, see Note D.

INCOME TAXES

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due plus deferred taxes related to certain income and expenses recognized in different periods for financial and income tax reporting purposes. Deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred taxes also are recognized for operating losses and tax credits that are available to offset future taxable income and income taxes, respectively. A Valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized.

The Company adopted the new accounting for uncertainty in income taxes guidance on June 1, 2009. The adoption of that guidance did not result in the recognition of any unrecognized tax benefits and the Company has no unrecognized tax benefits at June 30, 2012. The Company's U.S. Federal and state income tax returns prior to fiscal year May 31, 2007 are closed and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. The Company recognizes interest and penalties associated with tax matters as part of the income tax provision and includes accrued interest and penalties with the related tax liability in the consolidated balance sheets.

NET LOSS PER COMMON SHARE

Basic net loss per common share is computed using the weighted average number of common shares outstanding during each period presented. Diluted net loss per common share is computed by using the weighted average number of common shares and potential common shares outstanding during the period. We have not issued any instruments resulting in potential common shares outstanding.

RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2009, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles—a replacement of FASB Statement No. 162 ("FASB SFAS 168"). SFAS 168 establishes the FASB Accounting Standards Codification TM ("Codification") as the source of authoritative U.S. GAAP for nongovernmental entities. The Codification does not change U.S. GAAP. Instead, it takes the thousands of individual pronouncements that currently comprise U.S. GAAP and reorganizes them into approximately 90 accounting Topics, and displays all Topics using a consistent structure. Contents in each Topic are further organized first by Subtopic, then Section and finally Paragraph. The Paragraph level is the only level that contains substantive content. Citing particular content in the Codification involves specifying the unique numeric path to the content through the Topic, Subtopic, Section and Paragraph structure. FASB suggests that all citations begin with "FASB ASC," where ASC stands for Accounting Standards Codification. Changes to the ASC subsequent to June 30, 2009 are referred to as Accounting Standards Updates ("ASU").

In conjunction with the issuance of FASB SFAS 168, the FASB also issued ASU No. 2009-1, Topic 105-Generally Accepted Accounting Principles ("FASB ASU 2009-1"), which includes FASB SFAS 168 in its entirety as a transition to the ASC. FASB ASU 2009-1 is effective for interim and annual periods ending after September 15, 2009 and had no impact on the Company's financial position or results of operations but changed the referencing system for accounting standards.

Certain of the following pronouncements were issued prior to the issuance of the ASC and adoption of the ASUs. For such pronouncements, citations to the applicable Codification by Topic, Subtopic and Section are provided where applicable in addition to the original standard type and number.

In June 2009, the FASB issued additional guidance under ASC 860 "Accounting for Transfer of financial Assets and Extinguishment of Liabilities" which improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial asset; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets. This additional guidance requires that a transferor recognize and initially measure at fair value all assets obtained (including a transferor's beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale. Enhanced disclosures are required to provide financial statement users with greater transparency about transfers of financial assets and a transferor's continuing involvement with transferred financial assets. This additional guidance must be applied as of the beginning of each reporting entity's first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. This additional guidance must be applied to transfers occurring on or after the effective date. The adoption of this ASC 860 is not expected to have a material impact on the Company's financial statements and disclosures.

In January 2010, the FASB issued Accounting Standards Update ("ASU") 2010-06, "improving Disclosures about Fair Value Measurements," which clarifies certain existing requirements in ASC 820 "Fair Value Measurements and Disclosures," and required disclosures related to significant transfers between each level and additional information about Level 3 activity. FASB ASU 2010-06 begins phasing in the first fiscal period beginning after December 15, 2009. The Company is currently assessing the impact on its consolidated results of operations and financial conditions.

In February 2010, the FASB issued FASB ASU 2010-09, "Subsequent Events, Amendments to Certain Recognition and Disclosure Requirements," which clarifies certain existing evaluation and disclosure requirements in ASC 855 "Subsequent Events" related to subsequent events. FASB ASU 2010-09 requires SEC filers to evaluate subsequent events through the date in which the financial statements are issued and is effective immediately. The new guidance does not have an effect on the Company's consolidated results of operations and financial condition.

Management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Note C. Involuntary Reorganization under Chapter 11

Note C. Involuntary Reorganization under Chapter 11

The Plan of Reorganization became effective and the Company emerged from Chapter 11 reorganization proceedings on March 28, 2008 (the "Reorganization Effective Date").  On the Reorganization Effective Date, the Company implemented fresh-start reporting in accordance with American Institute of Certified Public Accounts Statement of Position 90-7: Financial Reporting by Entities in Reorganization under the Bankruptcy Code ("SOP 90-7").

All conditions required for the adoption of fresh-start reporting were met upon emergence from the reorganization Proceedings on the Reorganization Effective Date.  As a result, the fair value of the Prior SEI Holdings assets became the new basis for the Company's statement of financial position as of the Fresh-Start Adoption Date, and all operations beginning on or after March 28, 2008 are related to the Successor Company.

As a result of the application of fresh-start reporting, the financial statements prior to and including March 28, 2008 represent the operations of the Prior SEI Holdings and are not comparable with the financial statements for periods on or after March 28, 2008.  References to "New SEI Holdings" refer to the Company on or after March 28, 2008, after giving effect to the application of fresh-start reporting. References to the "Prior SEI Holdings" refer to the Company prior to and including March 28, 2008.

Note D. Goodwill

Note D. Goodwill

In accordance with SOP 90-7, any portion of the reorganization value that cannot be attributed to specific tangible or identifiable assets of the emerging entity should be reported as goodwill in accordance with paragraph 6 of FASB Statement No. 142 Goodwill and Other Intangible Assets.  The Company recorded goodwill of $124 as a result of applying fresh-start accounting on March 28, 2008.   Goodwill was determined as follows:

Identifiable Assets of New SEI on March 28, 2008
Cash and Prepaid Assets	$15
Liabilities of New SEI on March 28, 2008 (Date of Bankruptcy Effectiveness):	(139)
Excess Reorganization Value	$124

During the period March 28, 2008 (date of bankruptcy effectiveness) to May 31, 2008 if was determined that the carrying value of goodwill should be reduced as there were no cash flows to support the valuation.

Carrying Value of Goodwill March 28, 2008	$124
Impairment loss recorded on May 31, 2008	(124)
Implied fair value of goodwill on June 30, 2012	$0

Note E. Income Taxes

Note E. Income Taxes

The Company does not believe that the realization of the related net deferred tax asset meets the criteria required by generally accepted accounting principles and, accordingly, the deferred income tax asset arising from such loss carry forward has been fully reserved. These carry forwards, will not be available to offset future taxable income as the Company converted to a Florida limited liability limited partnership effective September 1, 2011.

Deferred income taxes (benefits) are provided for certain income and expenses which are recognized in different periods for tax and financial reporting purposes. The Company had cumulative net operating loss carry-forwards for income tax purposes at August 31, 2011 of approximately $400,000, expiring through May 31, 2031. The Company has established a 100% valuation allowance against this deferred tax asset, as the Company has no history of profitable operations.

Note F. Related Party Transactions

Note F. Related Party Transactions

The Company is allocated certain expenses such as rent, travel and administrative that are paid on behalf of the Company by American Capital Holdings, Inc., and United States Financial Group, Inc. companies that are related to the Company by mutual stockholders and Directors.  The total expenses allocated to the Company in the six months ended June 30, 2012 and 2011 and for the period from March 28, 2008 (date of bankruptcy effectiveness) through June 30, 2012 was $0 and $10,100 and $75,793, respectively.

The Company has received cash advances from Richard Turner, CFO and Barney Richmond, CEO of the Company, in varying amounts and at various times subsequent to June 30, 2012. These related party loans were non-collateralized, non-interest bearing and due on demand. As of June 30, 2012 the balance owed Mr. Turner was $363 and the balance owed Mr. Richmond was $3,061.

Note G. Going Concern

Note G. Going Concern

As reflected in the accompanying unaudited condensed financial statements, the Company had a net loss for the three months ended June 30, 2012 of $1,000. The total accumulated deficit as of June 30, 2012 was $79,217. The ability of the Company to continue as a going concern is dependent on the Company's ability to further implement its business plan and raise capital. The financial statements do not included any adjustments that might be necessary if the Company is unable to continue as a going concern.

Note H. Subsequent Events

Note H. Subsequent Events

On July 9, 2012 the Securities and Exchange Commission filed an Order Instituting Administrative Proceedings and Notice of Hearing Pursuant to Section 12(j) of the Securities Exchange Act of 1934. The Administrative Proceeding File No 3-14942 listed the Company as being delinquent in its periodic filings.  A hearing was held on August 13, 2012.  The Company was told to file a brief in order to reach a settlement with the Securities and Exchange Commission over their enforcement action.